Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of income tax [abstract]
Current income taxes	€ (29,362)	€ (26,843)	€ (85,387)	€ (60,591)
Deferred income taxes	(21,089)	(9,412)	(28,795)	(15,808)
Income tax expense	€ (50,451)	€ (36,255)	€ (114,182)	€ (76,399)